UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brant Point Investment Management LLC
Address:       375 Park Avenue, 38th Floor
               New York, New York 10152

Form 13F File Number: 28-10759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          John Buoncore
Title:         Senior Vice President
Phone:         212-583-6400


Signature, Place, and Date of Signing:

/s/ John Buoncore            New York, NY                  5/14/2010
-----------------------------------------------------------------------
    [Signature]                [City, State]               [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                  TITLE OF                   VALUE     SHARES/   SH/PUT   INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                    CLASS           CUSIP      x($1000)  PRN AMT   PRN CALL DISCRETN MANAGERS   SOLE     SHARED   NONE
------------------------------    --------------- ---------  --------  --------  --- ---- -------- ---------------     -------------
ACCO BRANDS CORP                  COM             00081T108      1,379   180,000 SH          OTHER      01     180,000
AFFILIATED MANAGERS GROUP INC     COM             008252108     12,822   162,300 SH          OTHER      01     162,300
AFFILIATED MANAGERS GROUP INC     COM             008252108      3,950    50,000 CALL        OTHER      01      50,000
AIR METHODS CORP                  COM             009128307        248     7,300 SH          OTHER      01       7,300
ALBEMARLE CORP                    COM             012653101      2,524    59,200 SH          OTHER      01      59,200
ALLIANCE DATA SYS CORP            COM             018581108      5,094    79,600 SH          OTHER      01      79,600
AMERICAN EAGLE OUTFITTERS INC     COM             02553E106      1,845    99,600 SH          OTHER      01      99,600
AMERICAN GREETINGS CORP           COM             026375105      4,920   236,100 SH          OTHER      01     236,100
AMERICAN ITALIAN PASTA CO         CL A            027070101      4,338   111,600 SH          OTHER      01     111,600
AMERICAN REPROGRAPHICS CO         COM             029263100        412    45,900 SH          OTHER      01      45,900
AMERISOURCEBERGEN CORP            COM             03073E105      4,656   161,000 SH          OTHER      01     161,000
AMPHENOL CORP NEW                 CL A            032095101      3,654    86,600 SH          OTHER      01      86,600
ARES CAPITAL CORP                 COM             04010L103      2,183   147,300 SH          OTHER      01     147,300
ASHLAND INC NEW                   COM             044209104      5,778   109,500 SH          OTHER      01     109,500
ASSISTED LIVING CONCEPTS INC      COM             04544X300      5,599   170,500 SH          OTHER      01     170,500
ASSURED GUARANTY LTD              COM             G0585R106      6,481   295,000 SH          OTHER      01     295,000
AVAGO TECHNOLOGIES LTD            COM             Y0486S104      6,707   326,200 SH          OTHER      01     326,200
AVIS BUDGET GROUP                 COM             053774105      4,469   388,600 SH          OTHER      01     388,600
AVNET INC                         COM             053807103      6,000   200,000 SH          OTHER      01     200,000
BANK OF AMERICA CORP              COM             060505104      3,582   200,700 SH          OTHER      01     200,700
BELO CORP                         COM             080555105      2,355   345,300 SH          OTHER      01     345,300
BERRY PETE CO                     CL A            085789105      4,604   163,500 SH          OTHER      01     163,500
BIG LOTS INC                      COM             089302103     12,292   337,500 SH          OTHER      01     337,500
BOTTOMLINE TECHNOLOGIES DEL INC   COM             101388106      5,827   346,200 SH          OTHER      01     346,200
BRINKER INTL INC                  COM             109641100        193    10,000 SH          OTHER      01      10,000
BROOKDALE SR LIVING INC           COM             112463104      9,832   472,000 SH          OTHER      01     472,000
BWAY HOLDING COMPANY              COM             12429T104      4,836   240,600 SH          OTHER      01     240,600
BLACKROCK KELSO CAPITAL CORP      COM             092533108      7,922   795,400 SH          OTHER      01     795,400
CABOT MICROELECTRONICS CORP       COM             12709P103      3,367    89,000 SH          OTHER      01      89,000
CARDTRONICS INC                   COM             14161H108        904    71,900 SH          OTHER      01      71,900
CBS CORP NEW                      CL B            124857202      9,600   688,700 SH          OTHER      01     688,700
CEC ENTMT INC                     COM             125137109      1,143    30,000 SH          OTHER      01      30,000
CHECK POINT SOFTWARE  TECHNOLO    COM             M22465104      1,834    52,300 SH          OTHER      01      52,300
CHECKPOINT SYSTEMS INC            COM             162825103      1,316    59,500 SH          OTHER      01      59,500
COBIZ FINANCIAL INC               COM             190897108         77    12,400 SH          OTHER      01      12,400
COMMERCIAL VEHICLE GROUP INC      COM             202608105      1,743   244,100 SH          OTHER      01     244,100
CONVERGYS CORP                    COM             212485106      1,597   130,300 SH          OTHER      01     130,300
COOPER TIRE & RUBBER  CO          COM             216831107      2,712   142,600 SH          OTHER      01     142,600
COVIDIEN PLC                      COM             G2554F105      6,773   134,700 SH          OTHER      01     134,700
CRACKER BARREL OLD COUNTRY STO    COM             22410J106      2,639    56,900 SH          OTHER      01      56,900
CROWN HOLDINGS INC                COM             228368106      3,688   136,800 SH          OTHER      01     136,800
CSX CORP COM                      COM             126408103      5,477   107,600 SH          OTHER      01     107,600
DINEEQUITY INC                    COM             254423106      3,660    92,600 SH          OTHER      01      92,600
DINEEQUITY INC                    COM             254423106      1,977    50,000 CALL        OTHER      01      50,000
DOLLAR TREE INC                   COM             256746108      7,130   120,400 SH          OTHER      01     120,400
DRESS BARN INC                    COM             261570105     11,265   430,900 SH          OTHER      01     430,900
EMDEON INC                        COM             29084T104      3,633   219,900 SH          OTHER      01     219,900
ENTERCOM COMMUNICATIONS CORP      COM             293639100      2,295   193,000 SH          OTHER      01     193,000
FIDELITY NATIONAL IN FORMATION    COM             31620M106      1,172    50,000 SH          OTHER      01      50,000
FIRST CMNTY BANCSHARES INC NE     COM             31983A103        534    43,200 SH          OTHER      01      43,200
FIRST FINANCIAL BANCORP  OHIO     COM             320209109      2,966   166,800 SH          OTHER      01     166,800
GRACE W R & CO DEL NEW            COM             38388F108      2,740    98,700 SH          OTHER      01      98,700
GRAFTECH INTERNATIONAL LTD        COM             384313102      7,647   559,400 SH          OTHER      01     559,400
GREIF INC                         CL A            397624107      1,483    27,000 SH          OTHER      01      27,000
GULFPORT ENERGY CORP              COM             402635304      4,480   398,600 SH          OTHER      01     398,600
HEALTHSOUTH CORP                  COM             421924309      9,197   491,800 SH          OTHER      01     491,800
HERSHA HOSPITALITY TR             SH BEN INT A    427825104      2,046   394,900 SH          OTHER      01     394,900
HUB GROUP INC                     COM             443320106      3,271   116,900 SH          OTHER      01     116,900
HUDSON HIGHLAND GROUP INC         COM             443792106        994   227,000 SH          OTHER      01     227,000
ICON PUB LTD CO                   SPONSORED ADR   45103T107      3,600   136,300 SH          OTHER      01     136,300
INNOPHOS HOLDING INC              COM             45774N108        285    10,200 SH          OTHER      01      10,200
JARDEN CORP                       COM             471109108      9,598   288,300 SH          OTHER      01     288,300
JDA SOFTWARE GROUP  INC           COM             46612K108      1,452    52,200 SH          OTHER      01      52,200
JM SMUCKER CO                     COM             832696405      3,031    50,300 SH          OTHER      01      50,300
KINETIC CONCEPTS INC              COM             49460W208      1,434    30,000 SH          OTHER      01      30,000
KIRKLANDS INC                     COM             497498105      4,752   226,300 SH          OTHER      01     226,300
KOPPERS HLDGS INC                 COM             50060P106      4,458   157,400 SH          OTHER      01     157,400
LIFE TECHNOLOGIES CORPORATION     COM             53217V109      1,568    30,000 CALL        OTHER      01      30,000
LUBRIZOL CORP                     COM             549271104      4,852    52,900 SH          OTHER      01      52,900
MARINER ENRGY                     COM             56845T305      1,936   129,300 SH          OTHER      01     129,300
MB FINANCIAL INC                  COM             55264U108      6,649   295,100 SH          OTHER      01     295,100
MEASUREMENT SPECIALTIES INC       COM             583421102      1,508   102,500 SH          OTHER      01     102,500
MIDDLEBY CORP                     COM             596278101      8,437   146,500 SH          OTHER      01     146,500
MKS INSTRS INC                    COM             55306N104      5,263   268,674 SH          OTHER      01     268,674
MONOTYPE IMAGING HOLDINGS IN      COM             61022P100        326    33,500 SH          OTHER      01      33,500
NATIONAL FINANCIAL PARTNERS CORP  COM             63607P208      7,109   504,200 SH          OTHER      01     504,200
O REILLY AUTOMOTIVE INC           COM             686091109      8,221   197,100 SH          OTHER      01     197,100
OMNICARE INC                      COM             681904108      5,335   188,600 SH          OTHER      01     188,600
OMNOVA SOLUTIONS INC              COM             682129101      3,861   491,800 SH          OTHER      01     491,800
ON SEMICONDUCTOR CORP             COM             682189105      8,263 1,032,900 SH          OTHER      01   1,032,900
PHILLIPS-VAN HEUSEN CORP          COM             718592108      6,206   108,200 SH          OTHER      01     108,200
PHOTRONICS INC                    COM             719405102      2,855   559,800 SH          OTHER      01     559,800
PIER 1 IMPORTS INC                COM             720279108        705   110,700 SH          OTHER      01     110,700
PLAINS EXPLORATION &  PRODUCTI    COM             726505100      2,063    68,800 SH          OTHER      01      68,800
RADIANT SYS INC                   COM             75025N102      4,693   328,900 SH          OTHER      01     328,900
REGIS CORP MINN                   COM             758932107      2,662   142,500 SH          OTHER      01     142,500
ROCK-TENN CO                      CL A            772739207      1,271    27,900 SH          OTHER      01      27,900
ROVI CORPORATION                  COM             779376102      6,026   162,300 SH          OTHER      01     162,300
RUSH ENTERPRISES INC              COM             781846209      2,532   191,700 SH          OTHER      01     191,700
SALLY BEAUTY CO INC               COM             79546E104      1,296   145,300 SH          OTHER      01     145,300
SAVVIS INC                        COM             805423308      5,881   356,400 SH          OTHER      01     356,400
SCHNITZER STEEL INDS  INC         COM             806882106      2,868    54,600 SH          OTHER      01      54,600
SCHNITZER STEEL INDS  INC         COM             806882106      1,576    30,000 CALL        OTHER      01      30,000
SCHULMAN A INC                    COM             808194104      6,485   265,000 SH          OTHER      01     265,000
SENSATA TECHNOLOGIES HOLDINGS     COM             N7902X106      2,085   116,100 SH          OTHER      01     116,100
SIGNET JEWELERS LTD               COM             G81276100      1,255    38,800 SH          OTHER      01      38,800
SONIC AUTOMOTIVE INC              CL A            83545G102      1,612   146,500 SH          OTHER      01     146,500
SPDR SERIES TRUST                 BRCLYS YLD ETF  78464A417     12,096   304,000 SH          OTHER      01     304,000
SPDR S&P 500 ETF TRUST            UNIT SER 1 S&P  78462F103    146,250 1,250,000 PUT         OTHER      01   1,250,000
STATE STR CORP                    COM             857477103      5,146   114,000 SH          OTHER      01     114,000
SYKES ENTERPRISES INC             COM             871237103      2,855   125,000 SH          OTHER      01     125,000
SOLUTIA INC                       COM             834376501      4,902   304,300 SH          OTHER      01     304,300
TECHNITROL INC                    COM             878555101        529   100,200 SH          OTHER      01     100,200
THERMO FISHER SCIENTIFIC INC      COM             883556102      7,366   143,200 SH          OTHER      01     143,200
TIME WARNER CABLE INC             COM             88732J207      5,331   100,000 CALL        OTHER      01     100,000
TNS                               COM             872960109     12,042   540,000 SH          OTHER      01     540,000
TREEHOUSE FOODS INC               COM             89469A104      1,750    39,900 SH          OTHER      01      39,900
TTM TECHNOLOGIES INC              COM             87305R109      3,301   371,700 SH          OTHER      01     371,700
UNITED STATIONERS INC             COM             913004107      7,209   122,500 SH          OTHER      01     122,500
VALASSIS COMMUNICATIONS INC       COM             918866104     14,191   509,900 SH          OTHER      01     509,900
VIACOM INC                        CL B            92553P201      6,525   189,800 SH          OTHER      01     189,800
WERNER ENTERPRISES INC            COM             950755108      3,807   164,300 SH          OTHER      01     164,300
WORLD ACCEP CORP DEL              COM             981419104     10,460   289,900 SH          OTHER      01     289,900
WORLD ACCEP CORP DEL              COM             981419104      4,690   130,000 PUT         OTHER      01     130,000

                                              114              636,321




                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         114
Form 13F Information Table Value Total:         636,321
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 10761                       Brant Point Investment Management
                                              International LLC